Maturity analysis for derivative financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (178,556)	₩ 83,336
Net settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(3,017)	0
Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(58,725)	90,706
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(116,814)	(7,370)
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(77,874)	10,888
Less than 1 year | Net settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(3,017)	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(15,011)	5,734
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(59,846)	5,154
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(29,761)	(26,882)
1~2 Years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(8,295)	16,565
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(21,466)	(43,447)
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(41,568)	100,123
2~5 Years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(39,654)	28,283
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(1,914)	71,840
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(29,353)	(793)
More than 5 years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	4,235	40,124
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (33,588)	₩ (40,917)